UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares			Value
	COMMON STOCKS - 95.80%
	Consumer Discretionary - 15.37%
	Hotels, Restaurants & Leisure - 6.97%
18,000	Harrah's Entertainment, Inc.		$1,281,240
36,200	Marriott International, Inc. - Class A		1,379,944
13,700	Starwood Hotels & Resorts Worldwide, Inc.		826,658
			3,487,842

	Internet & Catalog Retail - 0.97%
16,600	eBay, Inc. (a)		486,214

	Media - 7.43%
83,500	Time Warner, Inc.		1,444,550
34,250	Viacom Inc. - Class B (a)		1,227,520
35,000	The Walt Disney Co.		1,050,000
			3,722,070
	Total Consumer Discretionary		7,696,126

	Consumer Staples - 6.14%
	Beverages - 1.64%
13,700	PepsiCo, Inc.		822,548

	Food & Staples Retailing - 4.50%
45,200	CVS Corp.		1,387,640
19,300	Walgreen Co.		865,412
			2,253,052
	Total Consumer Staples		3,075,600

	Financials - 15.58%
	Capital Markets - 6.45%
4,300	The Goldman Sachs Group, Inc.		646,849
7,700	Legg Mason, Inc.		766,304
17,400	Morgan Stanley		1,099,854
19,000	T. Rowe Price Group, Inc.		718,390
			3,231,397

	Commercial Banks - 3.04%
27,500	Northern Trust Corp.		1,520,750

	Diversified Financial Services - 3.60%
19,500	American Express Co.		1,037,790
8,800	Franklin Resources, Inc.		763,928
			1,801,718

	Insurance - 2.49%
22,400	Principal Financial Group, Inc.		1,246,560
	Total Financials		7,800,425

	Health Care - 30.51%
	Biotechnology - 1.88%
34,700	MedImmune, Inc. (a)		940,370

	Health Care Equipment & Supplies - 10.46%
38,800	Baxter International, Inc.		1,426,288
45,600	Boston Scientific Corp. (a)		767,904
31,700	C.R. Bard, Inc.		2,322,342
22,300	St. Jude Medical, Inc. (a)		722,966
			5,239,500

	Health Care Providers & Services - 4.22%
21,500	Medco Health Solutions, Inc. (a)		1,231,520
14,700	Quest Diagnostics Inc.		880,824
			2,112,344

	Pharmaceuticals - 13.95%
33,700	Abbott Laboratories		1,469,657
43,100	Bayer AG, ADR		1,978,721
57,100	Schering-Plough Corp.		1,086,613
39,900	Teva Pharmaceutical Industries, Ltd., ADR		1,260,441
26,800	Wyeth		1,190,188
			6,985,620
	Total Health Care		15,277,834

	Industrials - 7.92%
	Air Freight & Logistics - 3.83%
16,400	FedEx Corp.		1,916,504

	Commercial Services & Supplies - 4.09%
22,900	Automatic Data Processing, Inc.		1,038,515
22,422	First Data Corp.		1,009,887
			2,048,402
	Total Industrials		3,964,906

	Information Technology - 20.28%
	Communications Equipment - 6.89%
43,300	Cisco Systems, Inc. (a)		845,649
67,700	Corning, Inc. (a)		1,637,663
47,900	Motorola, Inc.		965,185
			3,448,497

	Internet Software & Services - 1.29%
43,000	Expedia, Inc. (a)		643,710

	Semiconductor & Semiconductor Equipment - 8.43%
60,700	Altera Corp. (a)		1,065,285
20,500	Analog Devices, Inc.		658,870
44,000	Applied Materials, Inc.		716,320
46,200	Intel Corp.		875,490
29,900	Texas Instruments, Inc.		905,671
			4,221,636

	Software - 3.67%
39,500	Microsoft Corp.		920,350
59,000	Symantec Corp. (a)		916,860
			1,837,210
	Total Information Technology		10,151,053

	TOTAL COMMON STOCKS (Cost $42,673,278)		47,965,944

	SHORT TERM INVESTMENTS - 4.10%
	Investment Company - 4.10%
2,052,942	SEI Daily Income Trust Treasury II Fund - Class B		2,052,942
	Total Investment Companies		2,052,942

	TOTAL SHORT TERM INVESTMENTS (Cost $2,052,942)		2,052,942

	Total Investments (Cost $44,726,220) - 99.90%		50,018,886

	Other Assets in Excess of Liabilities - 0.10%		49,947

	TOTAL NET ASSETS - 100.00%		50,068,833

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments		$ 44,726,220
Gross unrealized appreciation		8,807,818
Gross unrealized depreciation		(3,515,152)
Net unrealized appreciation		$ 5,292,666

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Large Cap Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date 8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date 8/17/06

* Print the name and title of each signing officer under his or her signature.